Segment and geographic information (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Number of Reportable Segments	2
customer accounted for 10% or more of the Group's net revenues	0	0	0
Customer [Member]
Segment Reporting Information [Line Items]
customer accounted for 11.7% of the Company's net revenues	1